Trade and other payables	12 Months Ended
Jun. 30, 2024
Trade and other payables
Trade and other payables

20. Trade and other payables

Group’s trade and other payables as of June 30, 2024 and 2023 were as follows:

	06.30.2024	06.30.2023
Trade payables	141,870	136,652
Advances from sales, leases and services (*)	61,678	61,007
Accrued invoices	12,921	14,582
Deferred income	473	540
Admission fees (*)	29,409	30,356
Deposits in guarantee	575	524
Total trade payables	246,926	243,661
Dividends payable to non-controlling interests	6,572	10,146
Tax payables	15,628	22,931
Director´s Fees	5,583	27,471
Management fees	7,866	11,616
Others	16,504	11,815
Total other payables	52,153	83,979
Total trade and other payables	299,079	327,640

Non-current	50,585	45,532
Current	248,494	282,108
Total	299,079	327,640

(*) Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years. The variation is mainly due to the new contracts signed and an extraordinary rent in Alto Avellaneda.

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).